Summary of Significant Accounting Policies (Details Narrative) - USD ($)		3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 02, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Jul. 28, 2023	Jun. 27, 2023	Jun. 01, 2023	May 02, 2023	Mar. 31, 2023	Mar. 13, 2023	Mar. 02, 2023	Feb. 02, 2023	Dec. 30, 2022	Dec. 01, 2022	Nov. 29, 2022	Jun. 02, 2021
Subsidiary, Sale of Stock [Line Items]
Cash equivalents		$ 0		$ 0			$ 0
Share price									$ 0.037	$ 0.037	$ 0.067	$ 0.067		$ 0.067	$ 0.067	$ 0.067	$ 0.067	$ 0.067
Assets held in trust									$ 30,000	$ 30,000	$ 125,000	$ 125,000		$ 125,000	$ 125,000	$ 125,000	$ 125,000	$ 87,541,322
Purchase price, per unit																		$ 10.32
Effective tax rate		7.78%	0.00%	2.50%	0.00%
Effective income tax rate		21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
Unrecognized tax benefits		$ 0		$ 0			$ 0
Unrecognized tax benefits, income tax penalties and interest accrued							$ 0
Accounts Payable, Current		$ 100,349		$ 100,349
Common Class B [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of private placement warrants (in shares)													2,581,500
Shares transferred in extension offering	1,200,000
Common Class A Subject to Redemption [Member]
Subsidiary, Sale of Stock [Line Items]
Anti-dilutive securities attributable to warrants (in shares)		16,543,700	16,543,700	16,543,700	16,543,700	14,994,800	16,543,700
Temporary equity, shares outstanding		812,715		812,715		10,326,000	1,848,503
Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Share price														$ 0.067	$ 0.067
Sale of private placement warrants (in shares)													5,869,800
Assets held in trust														$ 125,000	$ 125,000
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of private placement warrants (in shares)																		8,477,497
IPO and Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance initial public offering and private placement				$ 104,300,000			$ 104,300,000
Share price		$ 10.10		$ 10.10			$ 10.10
Private Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Additional amount placed in trust account	$ 1,500,000
Class A common stock subject to possible redemption, share price	$ 0.15
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Share price							$ 0.067		$ 0.037	$ 0.037	$ 0.067			$ 0.067	$ 0.067	$ 0.067	$ 0.067
Assets held in trust							$ 125,000		$ 30,000	$ 30,000	$ 125,000			$ 125,000	$ 125,000	$ 125,000	$ 125,000
Purchase price, per unit																			$ 10.00
IPO [Member] | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Temporary equity, shares outstanding		10,326,000		10,326,000			10,326,000
IPO [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Share price								$ 0.037
Assets held in trust								$ 30,000